Summary of changes in RSUs outstanding (Details) - Restricted Stock Unit Plan [Member] - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Number of RSU's outstanding at the beginning of the year	1,222,271	271,780
Granted during the year	2,093,188	2,417,338
Forfeited during the year
Expired during the year	93,737
Vested during the year	459,213,000	1,466,847,000
Number of RSU's outstanding at the end of the year	2,762,509	1,222,271
Vested/exercisable and not exercised